Offerings	Dec. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	12,500,000
Proposed Maximum Offering Price per Unit	140.63
Maximum Aggregate Offering Price	$ 1,757,875,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 242,762.54
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of common stock, par value $0.01 per share (the "Common Stock") of Phillips 66 (the "Registrant") that become issuable under the Phillips 66 Savings Plan (as amended, the "Savings Plan") and the Phillips 66 U.K. Share Incentive Plan (as amended, the "U.K. Plan"). In addition, pursuant to Rule 416(c) of the Securities Act, the Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. The offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The New York Stock Exchange, on December 15, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	140.63
Maximum Aggregate Offering Price	$ 70,315,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,710.50
Offering Note	See Offering Note 1.